INCOME TAX (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
INCOME TAX (Details) [Line Items]
Federal and provincial combined tax rate					27.00%		27.00%
Loss from equity investment	$ (14)	$ (5)	$ (25)	$ (16)	$ (4)	[1]	$ (96)
Deferred tax assets, recognition of asset in future, share capital					390
Unrecognized tax benefits							0
Unrecognized tax benefits, income tax penalties and interest accrued							0
Investment
INCOME TAX (Details) [Line Items]
Loss before income taxes					25,891		45,884
Loss from equity investment					$ 4		$ 96

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.